Investment Objectives and Goals - Franklin Dividend Growth ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Dividend Growth ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide long-term capital appreciation.